Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (132)	£ (105)	£ (127)
Adjustments in respect of prior years	60	20	18
Total current tax charge	(72)	(85)	(109)
Deferred tax
In respect of temporary differences	8	(11)	29
Other adjustments in respect of prior years	(11)	(17)	1
Total deferred tax credit/(charge)	(3)	(28)	30
Total tax charge	£ (75)	£ (113)	£ (79)